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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05904
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                                Elfun Money Market Fund
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                             ELFUN MONEY MARKET FUND

   SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                PRINCIPAL   AMORTIZED
                                                                  AMOUNT       COST
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -  100.0%+
-------------------------------------------------------------------------------------
AGENCY - 13.5%
FHLB Disc Corp
   0.14%                                  04/09/10 - 05/21/10   $   5,750   $   5,749 (d)
FNMA Discount Note
   0.18%                                  06/14/10 - 06/16/10      11,700      11,696 (d)
Freddie Discount
   0.20%                                  09/02/10                  3,350       3,347 (d)
Freddie Mac
   0.15%                                  07/12/10                  3,800       3,800 (d)
   2.38%                                  05/28/10                  6,400       6,421
                                                                               31,013
COMMERCIAL PAPER - 37.4%
Allied Irish Banks NA
   0.55%                                  06/03/10                  6,950       6,943 (d)
Banco Bilbao Viz London
   0.31%                                  07/16/10                  4,900       4,895 (d)
Bank of America Corp.
   0.17%                                  04/16/10                  5,850       5,850 (d)
CBA Delaware Finance Inc.
   0.28%                                  06/10/10                  8,550       8,545 (d)
Danske Corp.
   0.20%                                  04/20/10 - 05/17/10       8,300       8,299 (d)
HSBC USA Inc.
   0.21%                                  05/05/10                  2,650       2,649 (d)
   0.24%                                  04/14/10                  5,900       5,899 (d)
IBRD Discount Note
   0.17%                                  04/13/10                  4,000       4,000 (d)
KFW
   0.18%                                  05/05/10                  7,100       7,099 (d)
Nestle Cap Corp.
   0.18%                                  05/25/10                  5,200       5,199 (b,d)
Nordea North America
   0.19%                                  5/19/10 - 05/04/10        8,750       8,748 (d)
Royal Bank of Canada
   0.22%                                  06/15/10                  2,500       2,499 (d)
Societe Generale N Amer
   0.23%                                  06/03/10                  5,150       5,148 (d)
   0.29%                                  05/17/10                  3,950       3,949 (d)
Toyota Motor Credit
   0.21%                                  05/06/10                  5,750       5,749 (d)
                                                                               85,471

REPURCHASE AGREEMENTS - 7.1%
Deutsche Bank Gov Agcy Repo
   0.02%                                  04/01/10                  5,800       5,800 (d)
Goldman Sachs Gov Agcy Repo
   0.01%                                  04/01/10                  3,100       3,100 (d)
HSBC Gov Agcy Repo
   0.01%                                  04/01/10                  3,070       3,070 (d)
JPM Chase Gov Agcy Repo
   0.01%                                  04/01/10                  4,200       4,200 (d)
                                                                               16,170
CERTIFICATES OF DEPOSIT - 25.8%
Australia & NZ Banking Group
   0.35%                                  05/25/10                  5,000       5,000 (d)
Banco Bilbao Viz Arg NY
   0.31%                                  07/26/10                  3,350       3,350 (d)
Bank of Montreal Chicago
   0.19%                                  04/23/10                  5,800       5,800 (d)
Barclays Bank PLC NY
   0.44%                                  05/03/10                  6,150       6,150 (d)
   0.70%                                  04/15/10                  3,950       3,950 (d)
BNP Paribas NY
   0.22%                                  06/01/10                  4,150       4,150 (d)
   0.24%                                  07/01/10                  4,000       4,000 (d)
Calyon NY
   0.33%                                  07/07/10                  7,900       7,900 (d)
Deutsche Bank Ag NY
   0.19%                                  04/08/10                  7,000       7,000 (d)
Royal Bank Of Scotland CT
   0.22%                                  04/19/10                  4,400       4,400 (d)
Svenska Handelsbanken NY
   0.21%                                  05/19/10                  3,600       3,600 (d)
Toronto-Dominion Bank NY
   0.33%                                  05/17/10                  3,750       3,750 (d)
                                                                               59,050
CORPORATE NOTES - 12.9%
Abbey National Treasury Services
   0.33%                                  02/25/11                  7,750       7,750 (d)
Bank of Nova Scotia Houston
   0.23%                                  12/17/10                  4,000       4,000 (d)
Credit Agricole (London)
   0.30%                                  05/28/10                    660         660 (b,d)
Deutsche Bank Ag NY
   0.86%                                  06/18/10                  2,000       2,003 (d)
Glaxosmithline Cap Inc
   0.88%                                  05/13/10                    950         951 (d)
Goldman Sachs Group Inc FDIC
   0.75%                                  12/03/10                  2,200       2,208 (d)
Procter & Gamble International Fn
   0.26%                                  05/07/10                  1,570       1,570 (d)
Rabobank Nederland NY
   0.22%                                  07/23/10                  2,950       2,950 (d)
   0.35%                                  04/26/10                  1,870       1,870 (d)
Royal Bank of Canada NY
   0.25%                                  02/24/11                  2,750       2,750 (d)
Westpac Banking Corp NY

   0.27%                                  10/06/10                  2,900       2,900 (d)
                                                                               29,612
TIME DEPOSIT - 3.3%
Bank of Ireland
   0.15%                                  04/01/10                  7,310       7,310 (d)
State Street Corp.
   0.01%                                  04/01/10                    154         154 (e)
                                                                                7,464
TOTAL SHORT-TERM INVESTMENTS                                                  228,780
   (COST $228,780)
LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET - (0.0)%*                                                                  (25)
                                                                            ---------
NET ASSETS  - 100.0%                                                        $ 228,755
                                                                            =========

NOTES TO SCHEDULES OF INVESTMENTS (dollars in thousands) - March 31, 2010 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $7,312; $1,475; $44,212 and $5,859 or 3.26%, 0.08%, 12.80% and 2.56% of the
     net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2010 (as a percentage of net assets) as follows:

     AMBAC   8.83%

     AGM     8.34%

(o)  Securities in default

(p) Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Illiquid Securities. At March 31, 2010, these securities amounted to $1,048 and $157 or 0.30% and 0.07% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Amount is less than $1.00.

          Abbreviations:

ADR       American Depositary Receipt
AMBAC     AMBAC Indemnity Corporation
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance
GDR       Global Depositary Receipt
MBIA      Municipal Bond Investors Assurance Corporation
REGD.     Registered
REIT      Real Estate Investment Trust
REMIC     Real Estate Mortgage Investment Conduit
SPDR      Standard & Poor's Depository Receipts
STRIPS    Separate Trading of Registered Interest and Principal of Security
TBA       To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

ELFUN MONEY MARKET FUND

                              Level 1    Level 2    Level 3      Total
                              -----------------------------------------
Investments in Securities     $    --   $ 228,780   $    --   $ 228,780
Other Financial Instruments        --          --        --          --




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Money Market Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  june 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, Elfun Funds

Date:  June 01, 2010